Related party transaction (Details) $ in Millions	1 Months Ended		6 Months Ended
	Jun. 30, 2024 USD ($) EquityInstruments	Apr. 30, 2024 EquityInstruments	Jun. 30, 2024 USD ($) shares EquityInstruments
Compensation of key management personnel
Numbers of stock options granted in the year | EquityInstruments	660,166	42,243	660,166
Onco Verity Inc. Joint Venture
Compensation of key management personnel
Contractual capital commitments | $	$ 13		$ 13
Senior management
Compensation of key management personnel
Numbers of stock options granted in the year			98,306
Numbers of restricted stock units granted in the year			36,365
Non-executive Directors
Compensation of key management personnel
Numbers of restricted stock units granted in the year			10,118